Shareholders' Equity (Details) - Schedule of common stock based on the relative fair value of net proceeds	6 Months Ended
Jun. 30, 2022
Schedule Of Common Stock Based On The Relative Fair Value Of Net Proceeds Abstract
Annual dividend yield
Expected life (years)	2 years
Risk-free interest rate	0.92%
Expected volatility	180.03%